Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net income (loss)	$ 1,417.0	$ (1,885.0)
Share of equity accounted (earnings) losses, net of distributions	(367.0)	979.0
Fair value (gains) losses, net	(1,138.0)	1,113.0
Deferred income tax expense	148.0	78.0
Depreciation and amortization	136.0	170.0
Working capital and other	2,129.0	383.0
Cash flows from (used in) operating activities	2,325.0	838.0
Financing activities
Debt obligations, issuance	6,880.0	5,868.0
Debt obligations, repayments	(7,039.0)	(5,282.0)
Capital securities redeemed	(248.0)	(13.0)
Preferred equity issued	0.0	279.0
Non-controlling interests, issued	1,164.0	208.0
Non-controlling interests, purchased	0.0	(29.0)
Repayment of lease liabilities	(12.0)	(9.0)
Limited partnership units, repurchased	0.0	(124.0)
Class A shares of Brookfield Property REIT Inc., repurchased	(18.0)	(18.0)
Distributions to non-controlling interests in operating subsidiaries	(1,497.0)	(377.0)
Preferred distributions	(23.0)	(20.0)
Distributions to limited partnership unitholders	(145.0)	(291.0)
Distributions to redeemable/exchangeable and special limited partnership unitholders	(152.0)	(290.0)
Distributions to holders of Brookfield Office Properties Exchange LP units	(1.0)	(2.0)
Distributions to holders of FV LTIP units of the Operating Partnership	(1.0)	(1.0)
Distributions to holders of Class A shares of Brookfield Property REIT Inc.	(13.0)	(40.0)
Cash flows from (used in) financing activities	(1,105.0)	(141.0)
Acquisitions
Investment properties	(1,131.0)	(1,089.0)
Property, plant and equipment	(63.0)	(81.0)
Equity accounted investments	(569.0)	(191.0)
Financial assets and other	(724.0)	(609.0)
Cash acquired in business combinations	36.0	0.0
Dispositions
Investment properties	381.0	450.0
Property, plant and equipment	0.0	7.0
Equity accounted investments	250.0	54.0
Financial assets and other	543.0	890.0
Cash impact of deconsolidation and reclassification to assets held for sale	0.0	(18.0)
Restricted cash and deposits	(116.0)	10.0
Cash flows from (used in) investing activities	(1,393.0)	(577.0)
Cash and cash equivalents
Net change in cash and cash equivalents during the period	(173.0)	120.0
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	2.0	(28.0)
Balance, beginning of period	2,473.0	1,438.0
Balance, end of period	2,302.0	1,530.0
Cash paid for:
Income taxes, net of refunds received	19.0	69.0
Interest (excluding dividends on capital securities)	$ 1,149.0	$ 1,182.0